Public Offering - Summary of Ordinary Shares Reflected on Balance Sheet (Details) - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Public Offering
Gross proceeds		$ 276,000,000
Proceeds allocated to Public Warrants		(12,144,000)
Class A ordinary share issuance costs		(15,428,121)
Accretion of carrying value to redemption value	$ 255,875,758	33,092,121	$ 3,986,568
Class A ordinary shares subject to possible redemption	$ 31,631,853	$ 281,520,000	$ 285,506,568